Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per Share ("EPS")
Schedule of calculation of the basic EPS and the diluted EPS

	Net Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount

	(Dollars in Thousands,
	Except Per Share Amounts)
December 31, 2025:
Basic EPS
Net income available to common shareholders	$412,293	62,171,914	$6.63
Potential dilutive common shares	—	84,993
Diluted EPS	$412,293	62,256,907	$6.62
December 31, 2024:
Basic EPS
Net income available to common shareholders	$409,167	62,180,448	$6.58
Potential dilutive common shares	—	117,830
Diluted EPS	$409,167	62,298,278	$6.57
December 31, 2023:
Basic EPS
Net income available to common shareholders	$411,768	62,082,827	$6.63
Potential dilutive common shares	—	138,774
Diluted EPS	$411,768	62,221,601	$6.62